SUBSEQUENT EVENTS - Additional information (Details) - USD ($)		9 Months Ended
	Nov. 11, 2021	Sep. 30, 2020
Subsequent Event [Line Items]
Number of awards granted		1,433,500
Subsequent event | Restricted Stock
Subsequent Event [Line Items]
Number of awards granted	2,600,000
Grant date fair value which is expected to be recognized as compensation expense	$ 4,650
Grant date fair value expected to be recognized as compensation expense over a weighted average period	5 years 8 months 1 day